Consolidated Statements of (Earnings) Loss and Comprehensive (Income) Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Exploration and evaluation	$ 9,311	$ 9,217	$ 15,355
Fees, salaries and other employee benefits	2,630	3,199	3,694
Insurance	646	728	637
Legal and professional	863	804	1,983
Marketing and investor relations	737	809	1,093
Office and administration	384	398	606
Regulatory and compliance	275	218	371
Other expenses (income)	14,846	15,373	23,739
Other (income) expense, net:
Net gain on disposition of mineral interests	(468)	(48,390)	0
Losses on marketable securities	655	135	1,180
Net loss from associates	6,182	5,880	0
Amortization of flow-through share premium	(3,345)	(3,124)	(4,520)
Impairment expense	0	5,506	42
Accretion on provision for site reclamation and closure	148	94	69
Interest expense	61	115	98
Interest income	(590)	(228)	(36)
Foreign exchange loss	13	9	14
Other	0	(91)	39
Loss from continuing operations before taxes	2,656	(40,094)	(3,114)
(Earnings) loss before taxes	17,502	(24,721)	20,625
Income tax recovery	(289)	(187)	(3,835)
Net (earnings) loss for the year	17,213	(24,908)	16,790
Other comprehensive loss, net of tax
Unrealized currency loss on translation of foreign operations	6	3	0
Total comprehensive (income) loss for the year	$ 17,219	$ (24,905)	$ 16,790
(Earnings) loss per share:
Basic (earnings) loss per share	$ 0.12	$ (0.18)	$ 0.14
Diluted (earnings) loss per share	$ 0.12	$ (0.18)	$ 0.14